Discontinued operations and assets classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued operations, net of income taxes	Philips Group Discontinued operations, net of income taxes in millions of EUR

	2025	2024	2023
Domestic Appliances	(1)	140	(2)
Other	(3)	2	(7)
Discontinued operations, net of income taxes	(4)	142	(10)

Net cash provided by (used for) discontinued operations	Philips Group
Net cash provided by (used for) discontinued operations in millions of EUR

	2025	2024	2023
Net cash provided by (used for) operating activities	(10)	(13)	123
Net cash provided by (used for) investing activities	-	-	-
Net cash provided by (used for) discontinued operations	(10)	(13)	123